UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08092

Western Asset Worldwide Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, New York 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

FORM N-Q

MARCH 31, 2015

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 60.0%
Angola - 0.2%
Republic of Angola, Senior Notes	7.000%	8/16/19	290,000		$292,416	(a)

Argentina - 0.6%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	1,025,000		998,863

Brazil - 1.5%
Federative Republic of Brazil, Notes	10.000%	1/1/17	8,524,000	BRL	2,545,299

Chile - 0.6%
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	200,000		212,046	(b)
Republic of Chile, Senior Notes	3.875%	8/5/20	797,000		873,911	(c)

Total Chile					1,085,957

Colombia - 4.7%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	1,430,000		1,477,905
Republic of Colombia, Senior Bonds	7.375%	9/18/37	3,035,000		4,074,487	(c)
Republic of Colombia, Senior Bonds	6.125%	1/18/41	350,000		417,375
Republic of Colombia, Senior Notes	7.375%	3/18/19	1,658,000		1,967,217	(c)

Total Colombia					7,936,984

Costa Rica - 0.5%
Republic of Costa Rica, Notes	7.000%	4/4/44	780,000		795,600	(b)

Croatia - 1.6%
Republic of Croatia, Notes	5.500%	4/4/23	1,200,000		1,279,500	(b)(c)
Republic of Croatia, Senior Notes	6.625%	7/14/20	420,000		467,775	(b)(c)
Republic of Croatia, Senior Notes	5.500%	4/4/23	920,000		980,950	(a)(c)

Total Croatia					2,728,225

Dominican Republic - 0.6%
Dominican Republic, Senior Notes	5.500%	1/27/25	880,000		913,000	(b)
Dominican Republic, Senior Notes	6.850%	1/27/45	180,000		189,900	(b)

Total Dominican Republic					1,102,900

Ecuador - 0.7%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	490,000		493,675	(b)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	721,000		639,888	(b)

Total Ecuador					1,133,563

El Salvador - 0.2%
Republic of El Salvador, Notes	6.375%	1/18/27	390,000		391,950	(b)

Gabon - 0.2%
Gabonese Republic, Bonds	6.375%	12/12/24	450,000		426,375	(b)

Ghana - 0.3%
Republic of Ghana, Bonds	8.125%	1/18/26	500,000		475,915	(b)

Honduras - 0.4%
Republic of Honduras, Senior Notes	7.500%	3/15/24	650,000		697,125	(a)

Hungary - 2.5%
Republic of Hungary, Senior Notes	4.000%	3/25/19	2,000,000		2,091,016
Republic of Hungary, Senior Notes	5.750%	11/22/23	1,904,000		2,199,120	(c)

Total Hungary					4,290,136

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 7.0%
Republic of Indonesia, Notes	3.750%	4/25/22	4,780,000		$4,887,550	(a)(c)
Republic of Indonesia, Notes	5.250%	1/17/42	3,060,000		3,239,775	(b)
Republic of Indonesia, Notes	5.250%	1/17/42	820,000		868,175	(a)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	455,000		555,100	(a)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	468,000		511,875	(b)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	685,000		674,725	(b)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	949,000		1,099,654	(b)

Total Indonesia					11,836,854

Ivory Coast - 1.0%
Republic of Cote D’Ivoire, Bonds	5.375%	7/23/24	1,220,000		1,165,100	(b)
Republic of Cote D’Ivoire, Bonds	6.375%	3/3/28	470,000		472,350	(b)

Total Ivory Coast					1,637,450

Kenya - 1.0%
Republic of Kenya, Senior Notes	5.875%	6/24/19	880,000		907,940	(b)
Republic of Kenya, Senior Notes	6.875%	6/24/24	820,000		860,385	(b)

Total Kenya					1,768,325

Lithuania - 1.3%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	1,810,000		2,170,461	(b)(c)

Mexico - 3.2%
United Mexican States, Bonds	8.000%	6/11/20	23,025,500	MXN	1,695,977
United Mexican States, Senior Notes	5.125%	1/15/20	840,000		943,740	(c)
United Mexican States, Senior Notes	4.000%	10/2/23	2,270,000		2,404,498
United Mexican States, Senior Notes	5.550%	1/21/45	360,000		423,000

Total Mexico					5,467,215

Nigeria - 0.1%
Republic of Nigeria, Senior Notes	6.375%	7/12/23	200,000		201,800	(b)

Pakistan - 0.6%
Republic of Pakistan, Bonds	7.250%	4/15/19	900,000		929,606	(b)
Republic of Pakistan, Senior Bonds	6.875%	6/1/17	170,000		175,559	(b)

Total Pakistan					1,105,165

Panama - 0.1%
Republic of Panama, Senior Bonds	9.375%	4/1/29	10,000		15,350
Republic of Panama, Senior Bonds	6.700%	1/26/36	159,000		209,085

Total Panama					224,435

Paraguay - 0.7%
Republic of Paraguay, Senior Notes	6.100%	8/11/44	1,070,000		1,179,675	(b)

Peru - 4.9%
Republic of Peru, Bonds	6.550%	3/14/37	1,211,000		1,618,199	(c)
Republic of Peru, Senior Bonds	8.750%	11/21/33	3,968,000		6,324,000	(c)
Republic of Peru, Senior Bonds	5.625%	11/18/50	269,000		330,197

Total Peru					8,272,396

Philippines - 3.0%
Republic of Philippines, Senior Bonds	6.375%	10/23/34	2,000,000		2,812,500
Republic of Philippines, Senior Bonds	5.000%	1/13/37	1,300,000		1,597,375
Republic of Philippines, Senior Bonds	3.950%	1/20/40	600,000		639,750

Total Philippines					5,049,625

Poland - 2.5%
Republic of Poland, Senior Notes	5.125%	4/21/21	1,280,000		1,473,664	(c)
Republic of Poland, Senior Notes	5.000%	3/23/22	2,362,000		2,719,252	(c)

Total Poland					4,192,916

Romania - 0.1%
Republic of Romania, Senior Notes	4.875%	1/22/24	240,000		267,000	(b)

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - 5.0%
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	173,000		$267,863	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	5,734,525		6,594,130	(a)(d)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	1,800,000		1,723,716	(b)

Total Russia					8,585,709

Sri Lanka - 0.9%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	1,480,000		1,520,700	(b)

Tunisia - 0.2%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	270,000		273,375	(b)

Turkey - 9.0%
Republic of Turkey, Notes	6.750%	5/30/40	270,000		335,105
Republic of Turkey, Notes	4.875%	4/16/43	460,000		455,975
Republic of Turkey, Senior Bonds	5.625%	3/30/21	2,270,000		2,494,162	(c)
Republic of Turkey, Senior Bonds	5.750%	3/22/24	450,000		502,695
Republic of Turkey, Senior Bonds	11.875%	1/15/30	3,822,000		6,757,181	(c)
Republic of Turkey, Senior Notes	7.500%	7/14/17	340,000		379,559
Republic of Turkey, Senior Notes	3.250%	3/23/23	1,900,000		1,804,316
Republic of Turkey, Senior Notes	6.875%	3/17/36	2,102,000		2,611,252	(c)

Total Turkey					15,340,245

Uruguay - 1.0%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	400,000		417,000
Republic of Uruguay, Senior Notes	4.500%	8/14/24	1,150,000		1,250,625

Total Uruguay					1,667,625

Venezuela - 2.8%
Bolivarian Republic of Venezuela, Collective Action Securities, Senior Bonds	9.375%	1/13/34	3,216,000		1,196,352	(c)
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	7,780,000		2,723,000	(a)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	1,955,000		713,575	(a)
Bolivarian Republic of Venezuela, Senior Notes	7.650%	4/21/25	574,000		196,595

Total Venezuela					4,829,522

Vietnam - 1.0%
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	1,590,000		1,663,537	(b)

TOTAL SOVEREIGN BONDS (Cost - $99,774,216)					102,155,338

CONVERTIBLE BONDS & NOTES - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Axtel SAB de CV, Senior Secured Notes (Cost - $376,638)	9.000%	1/31/20	2,784,400	MXN	328,575	(b)(c)

CORPORATE BONDS & NOTES - 50.1%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	230,000		285,932
Myriad International Holdings BV, Senior Notes	6.000%	7/18/20	360,000		400,500	(b)

TOTAL CONSUMER DISCRETIONARY					686,432

CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.1%
Prosperous Ray Ltd., Senior Bonds	3.000%	11/12/18	220,000		224,166	(a)

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.8%
Marfrig Holding Europe BV, Senior Notes	8.375%	5/9/18	250,000	$237,500	(a)(c)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	500,000	426,250	(b)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	370,000	353,350	(b)
Virgolino de Oliveira Finance Ltd., Senior Notes	10.500%	1/28/18	600,000	36,000	(a)(e)
Virgolino de Oliveira Finance SA, Senior Secured Notes	10.875%	1/13/20	1,340,000	265,320	(b)(e)

Total Food Products				1,318,420

TOTAL CONSUMER STAPLES				1,542,586

ENERGY - 23.4%
Energy Equipment & Services - 1.0%
Offshore Drilling Holding SA, Senior Secured Notes	8.625%	9/20/20	850,000	685,100	(a)
Offshore Drilling Holding SA, Senior Secured Notes	8.625%	9/20/20	830,000	668,980	(b)
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	510,000	398,820	(b)

Total Energy Equipment & Services				1,752,900

Oil, Gas & Consumable Fuels - 22.4%
CNOOC Curtis Funding No. 1 Pty Ltd., Senior Notes	4.500%	10/3/23	450,000	489,559	(a)
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	714,250	782,104	(a)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	450,000	530,550
Ecopetrol SA, Senior Notes	5.875%	5/28/45	130,000	121,609
EDC Finance Ltd., Senior Notes	4.875%	4/17/20	520,000	435,280	(b)
GeoPark Latin America Ltd. Agencia en Chile, Senior Secured Notes	7.500%	2/11/20	490,000	382,200	(b)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	288,000	299,936	(b)
KazMunayGas National Co. JSC, Senior Notes	6.375%	4/9/21	2,360,000	2,364,720	(b)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	552,000	571,215	(a)
Oleoducto Central SA, Senior Notes	4.000%	5/7/21	460,000	456,550	(b)
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	420,000	441,900	(a)
Pacific Rubiales Energy Corp., Senior Notes	5.375%	1/26/19	1,339,000	887,087	(a)
Pacific Rubiales Energy Corp., Senior Notes	7.250%	12/12/21	660,000	442,002	(a)(c)
Pacific Rubiales Energy Corp., Senior Notes	5.125%	3/28/23	950,000	558,125	(b)(c)
Pacific Rubiales Energy Corp., Senior Notes	5.625%	1/19/25	1,440,000	850,608	(b)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	212,000	222,070	(a)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	113,000	118,368	(b)
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	4,775,000	5,491,250	(c)
Petrobras Global Finance BV, Senior Notes	3.500%	2/6/17	350,000	328,422
Petrobras Global Finance BV, Senior Notes	3.250%	3/17/17	380,000	351,500
Petrobras Global Finance BV, Senior Notes	3.000%	1/15/19	1,905,000	1,649,387	(c)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	1,690,000	1,504,708
Petroleos de Venezuela SA, Bonds	6.000%	5/16/24	650,000	213,720	(a)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	2,340,000	1,550,250	(a)(c)
Petroleos Mexicanos, Notes	8.000%	5/3/19	1,240,000	1,489,550	(c)
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	420,000	411,180
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	500,000	506,875	(c)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	188,000	210,654
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	520,000	529,100	(b)
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	850,000	1,014,687	(b)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	2,400,000	2,697,576	(b)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	814,000	914,932	(a)
PT Pertamina Persero, Notes	5.250%	5/23/21	1,050,000	1,122,450	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
PT Pertamina Persero, Senior Notes	4.875%	5/3/22	400,000	$417,640	(b)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	500,000	503,750	(b)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	890,000	905,575	(b)(c)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	853,000	1,020,606	(a)
Reliance Holdings USA Inc., Senior Notes	4.500%	10/19/20	1,030,000	1,100,643	(b)(c)
Rosneft Finance SA, Senior Notes	7.500%	7/18/16	705,000	720,235	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	4/10/19	700,000	709,691	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	260,000	282,460	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	1,470,000	1,600,774	(b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	840,000	839,748	(b)(c)

Total Oil, Gas & Consumable Fuels				38,041,246

TOTAL ENERGY				39,794,146

FINANCIALS - 1.8%
Banks - 0.6%
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	150,000	152,580	(b)(f)
Export-Import Bank of China, Senior Notes	3.625%	7/31/24	400,000	419,585	(a)
Export-Import Bank of India, Senior Notes	3.875%	10/2/19	400,000	420,160	(a)

Total Banks				992,325

Real Estate Management & Development - 1.2%
China Overseas Finance Cayman III Ltd., Senior Bonds	5.375%	10/29/23	360,000	391,463	(a)
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	400,000	401,200	(a)
Country Garden Holdings Co., Ltd., Senior Notes	7.875%	5/27/19	440,000	458,150	(a)
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	410,000	414,100	(a)
Theta Capital Pte Ltd., Senior Notes	6.125%	11/14/20	400,000	404,569	(a)

Total Real Estate Management & Development				2,069,482

TOTAL FINANCIALS				3,061,807

INDUSTRIALS - 2.3%
Building Products - 0.3%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	450,000	414,000	(b)

Construction & Engineering - 1.2%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	200,000	200,786	(a)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	1,432,000	1,144,884	(b)(c)
Odebrecht Finance Ltd., Senior Notes	4.375%	4/25/25	720,000	603,000	(b)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	189,800	146,146	(b)

Total Construction & Engineering				2,094,816

Industrial Conglomerates - 0.6%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000	220,600	(b)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	810,000	873,591	(b)(c)

Total Industrial Conglomerates				1,094,191

Transportation Infrastructure - 0.2%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	270,000	286,875	(b)

TOTAL INDUSTRIALS				3,889,882

MATERIALS - 11.8%
Chemicals - 2.7%
Alpek SA de CV, Senior Notes	4.500%	11/20/22	971,000	995,761	(b)
Grupo Idesa SA de CV, Senior Notes	7.875%	12/18/20	1,730,000	1,779,737	(a)(c)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	200,000	210,900	(b)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	810,000	801,900	(b)(c)
OCP SA, Senior Notes	5.625%	4/25/24	750,000	818,438	(b)

Total Chemicals				4,606,736

Construction Materials - 1.0%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	410,000	395,650	(b)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	100,000	96,500	(a)
Cemex SAB de CV, Senior Secured Notes	6.500%	12/10/19	410,000	436,650	(b)(c)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	450,000	455,490	(b)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	350,000	291,375	(b)

Total Construction Materials				1,675,665

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 7.0%
AngloGold Ashanti Holdings PLC, Senior Notes	8.500%	7/30/20	388,000	$418,458
Corporacion Nacional del Cobre de Chile, Senior Notes	3.750%	11/4/20	550,000	579,366	(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	920,000	972,665	(b)(c)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	620,000	613,945	(a)(c)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	290,000	287,168	(b)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	512,000	453,120	(a)(c)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	470,000	415,950	(b)
Evraz Group SA, Notes	9.500%	4/24/18	350,000	359,317	(b)
Evraz Group SA, Senior Notes	9.500%	4/24/18	470,000	482,511	(a)
Samarco Mineracao SA, Senioe Notes	5.750%	10/24/23	1,040,000	1,005,680	(b)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	510,000	483,434	(b)
Southern Copper Corp., Senior Notes	5.375%	4/16/20	380,000	423,700
Southern Copper Corp., Senior Notes	7.500%	7/27/35	100,000	115,054
Southern Copper Corp., Senior Notes	6.750%	4/16/40	1,460,000	1,571,106	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	230,000	210,807
Tupy Overseas SA, Senior Bonds	6.625%	7/17/24	250,000	241,250	(b)
Vale Overseas Ltd., Notes	8.250%	1/17/34	817,000	917,164	(c)
Vale Overseas Ltd., Notes	6.875%	11/21/36	480,000	466,656	(c)
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	750,000	750,375	(b)(c)
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	220,000	220,110	(a)
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	890,000	903,350	(a)

Total Metals & Mining				11,891,186

Paper & Forest Products - 1.1%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	160,000	188,232
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	300,000	316,421	(c)
Inversiones CMPC SA, Notes	4.750%	1/19/18	470,000	494,043	(b)(c)
Inversiones CMPC SA, Notes	4.375%	5/15/23	320,000	327,050	(b)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	360,000	372,297	(b)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	290,000	282,025	(b)

Total Paper & Forest Products				1,980,068

TOTAL MATERIALS				20,153,655

TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 2.6%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	2,182,000	1,960,963	(b)(c)
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	160,000	143,600	(a)
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	280,000	309,750	(b)
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	460,000	481,314	(b)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	420,000	463,453	(b)
Turk Telekomunikasyon AS, Senior Bonds	3.750%	6/19/19	570,000	565,369	(b)(c)
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	400,000	399,000	(b)(c)

Total Diversified Telecommunication Services				4,323,449

Wireless Telecommunication Services - 2.4%
Indosat Palapa Co. BV, Senior Notes	7.375%	7/29/20	620,000	650,225	(b)
Oi SA, Senior Notes	5.750%	2/10/22	540,000	445,770	(b)
VimpelCom Holdings BV, Senior Notes	6.255%	3/1/17	550,000	542,438	(a)
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	2,840,000	2,470,800	(a)

Total Wireless Telecommunication Services				4,109,233

TOTAL TELECOMMUNICATION SERVICES				8,432,682

UTILITIES - 4.5%
Electric Utilities - 2.0%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	360,000	384,300	(b)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	940,000	1,112,960	(a)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	300,000	328,875	(a)
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	350,000	354,439	(b)
State Grid Overseas Investment 2014 Ltd., Senior Notes	4.125%	5/7/24	1,100,000	1,193,727	(a)

Total Electric Utilities				3,374,301

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Gas Utilities - 1.1%
Empresa de Energia de Bogota SA, Senior Notes	6.125%	11/10/21	400,000	$430,000	(b)
Gas Natural de Lima y Callao SA, Senior Notes	4.375%	4/1/23	560,000	569,240	(b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	200,000	199,940	(a)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	580,000	611,900	(b)(c)

Total Gas Utilities				1,811,080

Independent Power and Renewable Electricity Producers - 1.1%
AES Gener SA, Notes	5.250%	8/15/21	460,000	495,945	(b)
Empresa Nacional de Electricidad SA, Senior Notes	4.250%	4/15/24	230,000	239,220
First Gen Corp., Senior Notes	6.500%	10/9/23	380,000	404,700
Korea East-West Power Co., Ltd., Senior Notes	2.500%	6/2/20	800,000	809,315	(b)

Total Independent Power and Renewable Electricity Producers				1,949,180

Multi-Utilities - 0.3%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	400,000	473,000	(b)

TOTAL UTILITIES				7,607,561

TOTAL CORPORATE BONDS & NOTES (Cost - $88,376,476)				85,168,751

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.1%
Bolivarian Republic of Venezuela, Oil-linked payment obligations (Cost - $0)		4/15/20	23,180	170,953

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $188,527,330)				187,823,617

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 4.7%
Repurchase Agreements - 4.7%
Barclays Capital Inc. repurchase agreement dated 3/31/15; Proceeds at maturity - $7,900,015; (Fully collateralized by U.S. government obligations, 0.625% due 12/15/16; Market value - $8,058,000) (Cost - $7,900,000)	0.070%	4/1/15	7,900,000	7,900,000

TOTAL INVESTMENTS - 115.1% (Cost - $196,427,330#)				195,723,617
Liabilities in Excess of Other Assets - (15.1)%				(25,627,080)

TOTAL NET ASSETS - 100.0%				$170,096,537

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(e)	The coupon payment on these securities is currently in default as of March 31, 2015.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Worldwide Income Fund Inc. (the “Fund”) was incorporated in Maryland on October 21, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to maintain a high level of current income. As a secondary objective, the Fund seeks to maximize total return.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$102,155,338	—	$102,155,338
Convertible bonds & notes	—	328,575	—	328,575
Corporate bonds & notes	—	85,168,751	—	85,168,751
Warrants	—	170,953	—	170,953

Total long-term investments	—	$187,823,617	—	$187,823,617

Short-term investments†	—	7,900,000	—	7,900,000

Total investments	—	$195,723,617	—	$195,723,617

Other financial instruments:
Forward foreign currency contracts	—	$96,454	—	$96,454

Total	—	$195,820,071	—	$195,820,071

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$29,476	—	$29,476

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,816,727
Gross unrealized depreciation	(13,520,440)

Net unrealized depreciation	$(703,713)

At March 31, 2015, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements
JPMorgan Chase & Co.	(5.50)%	3/27/2015	4/8/2015	$2,627,860

On March 31, 2015, the total market value of underlying collateral (refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements was $2,560,827.

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	105,913,044	SGD	2,282,117	Deutsche Bank AG	5/15/15	$17,052
USD	2,827,627	BRL	9,000,903	Citibank N.A.	6/15/15	68,001
MXN	11,060,000	USD	710,295	Deutsche Bank AG	6/15/15	11,401
USD	1,862,855	MXN	29,000,000	Deutsche Bank AG	6/15/15	(29,476)

Total						$66,978

Abbreviations used in this table:

BRL	— Brazilian Real
INR	— Indian Rupee
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Worldwide Income Fund Inc.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 22, 2015